Annual Total Returns (Vanguard GNMA Fund - Investor Shares Retail) (Vanguard GNMA Fund, Vanguard GNMA Fund - Investor Shares)	12 Months Ended
Jan. 31, 2015
Vanguard GNMA Fund | Vanguard GNMA Fund - Investor Shares
Annual Total Return
2014	6.65%
2013	(2.22%)
2012	2.35%
2011	7.69%
2010	6.95%
2009	5.29%
2008	7.22%
2007	7.01%
2006	4.33%
2005	3.33%